Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative assets	$ 1,958	$ 441
Accrued liabilities/ Advances from affiliates	(7,826)	(8,667)
Current portion of derivative liabilities	(39,476)	(57,678)
Derivative liabilities	(152,633)	(126,177)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Derivative assets		441
Accrued liabilities/ Advances from affiliates	(7,056)	(7,486)
Current portion of derivative liabilities	(31,823)	(52,356)
Derivative liabilities	(67,182)	(60,157)
Interest Rate Swaption [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,958
Derivative liabilities	(1,365)
Currency swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities/ Advances from affiliates	(770)	(544)
Current portion of derivative liabilities	(7,053)	(4,922)
Derivative liabilities	(81,576)	(64,920)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accrued liabilities/ Advances from affiliates		(637)
Current portion of derivative liabilities	(600)	(400)
Derivative liabilities	$ (2,510)	$ (1,100)